UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment     Number: ___
This Amendment (Check only one.):          [ ]is a restatement.
                                           [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Towle & Co
          ------------------------------------------------
Address:  1610 Des Peres Rd, Suite 250
          ------------------------------------------------
          St. Louis, MO 63131
          ------------------------------------------------

Form 13F File Number: 28-______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jodi L. Layman
        --------------------------
Title:  Director of Operations
        --------------------------
Phone:  314-822-0204
        --------------------------

Signature, Place, and Date of Signing:

   Jodi L. Layman                 St. Louis, MO                    04/23/09
---------------------           -------------------           ------------------
     [Signature]                   [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

[ ] 13F COMBINATION REPORT. (Check here it a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         None
                                          ------------
Form 13F Information Table Entry Total:    42
                                          ------------
Form 13F Information Table Value Total:    $131,612
                                          ------------
                                          (thousands)


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
                                                    FORM 13F INFORMATION TABLE


                                                      VALUE     SHARES/    SH/    PUT/  INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS    CUSIP    (X$1000)   PRN AMT    PRN    CALL  DSCRETN  MANAGERS    SOLE     SHARED  NONE
------------------------  --------------  ---------  --------  ---------  ------  ----  -------  --------  ---------  ------  ----

Air Canada Inc            Foreign         008911703      840   1,257,963  Shares        Sole     None      1,257,963       0     0
                          Shares
Aircastle Limited         Common          g0129k104    3,207     689,797  Shares        Sole     None        689,797       0     0
                          Shares
AmeriServ Financial       Common          03074a102    1,583     948,232  Shares        Sole     None        948,232       0     0
Inc.                      Shares
Archer-Daniels-Midland    Common          039483102    3,252     117,063  Shares        Sole     None        117,063       0     0
Co                        Shares
Arkansas Best Corp        Common          040790107    2,854     150,059  Shares        Sole     None        150,059       0     0
                          Shares
ArvinMeritor Inc          Common          043353101      477     604,147  Shares        Sole     None        604,147       0     0
                          Shares
Beazer Homes USA Inc      Common          07556q105      430     426,209  Shares        Sole     None        426,209       0     0
                          Shares
Brown Shoe Company        Common          115736100    4,060   1,082,800  Shares        Sole     None      1,082,800       0     0
                          Shares
Brunswick Corp            Common          117043109    3,553   1,029,793  Shares        Sole     None      1,029,793       0     0
                          Shares
Bunge Limited             Common          g16962105    2,442      43,100  Shares        Sole     None         43,100       0     0
                          Shares
Cabela's Inc              Common          126804301    5,562     610,510  Shares        Sole     None        610,510       0     0
                          Shares
Celestica Inc             Common          15101q108    3,051     857,172  Shares        Sole     None        857,172       0     0
                          Shares
Charming Shoppes Inc      Common          161133103    4,474   3,195,839  Shares        Sole     None      3,195,839       0     0
                          Shares
Chiquita Brands Intl      Common          170032809    3,285     495,428  Shares        Sole     None        495,428       0     0
Inc                       Shares
                          Common          126117100    3,115     340,058  Shares        Sole     None        340,058       0     0
CNA Financial Corp        Shares
ConocoPhillips            Common          20825c104    2,974      75,934  Shares        Sole     None         75,934       0     0
                          Shares
Covenant Transport Group  Common          22284p105      885     451,433  Shares        Sole     None        451,433       0     0
Inc                       Shares
Flagstar Bancorp Inc      Common          337930101      858   1,143,989  Shares        Sole     None      1,143,989       0     0
                          Shares
Flexsteel Industries      Common          339382103    1,685     327,215  Shares        Sole     None        327,215       0     0
Inc                       Shares
Furniture Brands Intl     Common          360921100    2,214   1,506,121  Shares        Sole     None      1,506,121       0     0
Inc                       Shares
Global Industries Ltd     Common          379336100    3,543     922,696  Shares        Sole     None        922,696       0     0
                          Shares
Goodyear Tire & Rubber    Common          382550101    3,174     506,994  Shares        Sole     None        506,994       0     0
Co                        Shares
Group 1 Automotive Inc    Common          398905109    6,268     448,697  Shares        Sole     None        448,697       0     0
                          Shares
Irwin Financial Corp      Common          464119106    2,591   1,328,675  Shares        Sole     None      1,328,675       0     0
                          Shares
Korea Electric Power      Sponsored       500631106    1,208     132,017  Shares        Sole     None        132,017       0     0
Corp                      ADR
Massey Energy Corp        Common          576206106    2,721     268,900  Shares        Sole     None        268,900       0     0
                          Shares
Navistar Intl Corp New    Common          63934e108    8,239     246,224  Shares        Sole     None        246,224       0     0
                          Shares
OfficeMax Incorporated    Common          67622p101    3,638   1,165,973  Shares        Sole     None      1,165,973       0     0
                          Shares
Penske Automotive Group   Common          70959w103    5,251     562,762  Shares        Sole     None        562,762       0     0
Inc                       Shares
PMA Capital Corp          Common          693419202    3,024     725,200  Shares        Sole     None        725,200       0     0
                          Shares
PolyOne Corporation       Common          73179p106    2,481   1,074,165  Shares        Sole     None      1,074,165       0     0
                          Shares
Royal Caribbean Cruises   Common          v7780t103    3,319     414,300  Shares        Sole     None        414,300       0     0
Ltd                       Shares
RTI International Metals  Common          74973w107    3,349     286,251  Shares        Sole     None        286,251       0     0
Inc                       Shares
Sanmina-SCI Corp          Common          800907107    2,492   8,168,854  Shares        Sole     None      8,168,854       0     0
                          Shares
Steak n Shake Company     Common          857873103    3,638     480,531  Shares        Sole     None        480,531       0     0
                          Shares
Stewart Info. Services    Common          860372101    5,412     277,537  Shares        Sole     None        277,537       0     0
Corp                      Shares
SUPERVALU Inc             Common          868536103    4,680     327,724  Shares        Sole     None        327,724       0     0
                          Shares
Tesoro Corporation        Common          881609101    4,752     352,801  Shares        Sole     None        352,801       0     0
                          Shares
Union Drilling Inc        Common          90653p105    3,098     815,266  Shares        Sole     None        815,266       0     0
                          Shares
Valero Energy Corp        Common          91913y100    3,066     171,299  Shares        Sole     None        171,299       0     0
                          Shares
Virco Mfg Corp            Common          927651109    2,240     777,700  Shares        Sole     None        777,700       0     0
                          Shares
YRC Worldwide Inc         Common          984249102    2,627     585,124  Shares        Sole     None        585,124       0     0
                          Shares
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